Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax
17.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 23% on its activities conducted in Austria.
France
EHang France was subject to France profits tax of 28% on its activities conducted in France.
Spain
EHang Spain is subject to Spain profits tax of 23% on its activities conducted in Spain.
Hong Kong
Ehfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax. Hong Kong profits tax for a corporation from the year of assessment 2018 and 2019 onwards is generally 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million.
PRC
The Company’s subsidiaries and the VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. For the year ended December 31, 2023, 2024 and 2025, EHang Intelligent and EHang GZ were qualified as HNTE and eligible for a 15% preferential rate.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). According to Announcement of the Ministry of Finance and the State Taxation Administration [2021] No.13 (“Circular 13”), manufacturing enterprise with qualified R&D expenses could enjoy R&D Super Deduction, i.e. to claim additional 100% R&D expenses on top of those actually incurred. Subsequently, pursuant to Announcement of the Ministry of Finance and the State Taxation Administration 2023 No. 7, effective from January 1, 2023, all eligible enterprises are entitled to claim an additional
100
% deduction for qualified R&D expenses. EHang GZ, EHang Intelligent ,EHang Yunfu and Hefei EHang Intelligent Equipment Co., Ltd. were entitled to 100% super deduction.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Income tax expenses (benefits) comprises of:

	For the year ended December 31 ,
	2023	2024	2025
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	181	281	2,297	329
Deferred income tax benefits	—	—	(6,969)	(997)

Subtotal income tax expenses (benefits) applicable to PRC operations	181	281	(4,672)	(668)

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	25	105	263	38

Subtotal income tax expenses applicable to Non-PRC operations	25	105	263	38

Total income tax expenses (benefits)	206	386	(4,409)	(630)

Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, reconciliations of the income tax expenses (benefits) computed by
applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses (benefits)
for
the year ended December 31, 2025
is
presented as follows:

	For the year ended December 31, 2025
	Amount		Percent
	RMB	US$
Income tax benefits at PRC statutory tax rate of 25% (1)	(70,205)	(10,039)	25.0%
Other jurisdictions tax effects
Cayman
Effect of different tax rates in different jurisdictions	(2,055)	(294)	0.7
Other jurisdictions	92	13	—
Change in valuation allowance	18,812	2,690	(6.7)
Nontaxable or non-deductible items
Share-based compensation expenses	36,605	5,234	(13.0)
Additional deduction for qualified R&D expenses	(19,822)	(2,835)	7.1
Others	1,231	177	(0.5)
Others
Effect on adoption of preferential tax rate	30,933	4,424	(11.0)

Income tax expenses (benefits)	(4,409)	(630)	1.6%

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense for the years ended December 31,2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
presented are as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax expense	(302,135)	(229,646)
PRC statutory tax rate (1)	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(75,534)	(57,412)
Effect of different tax rates in different jurisdictions	(354)	(547)
Non-deductible expenses (2)	24,855	42,563
Additional deduction for qualified R&D expenses	(16,012)	(17,941)
Effect on adoption of preferential tax rate	27,227	24,566
Others	252	163
Change in valuation allowance	39,772	8,994

Income tax expenses	206	386

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	For the years ended December 31, 2023 and 2024, non-deductible expenses mainly represent the share-based compensation expenses.
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

	For the year ended December 31, 2025
	RMB	US$
PRC	781	112
Hong Kong	82	12
Other jurisdictions	16	2

Total cash paid for income tax	879	126

Cash paid for income taxes, net of refunds, during the years ended December 31, 2023 and 2024 was RMB184 and RMB101, respectively.

The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	160,563	169,879	189,984	27,167
Lease liabilities	13,103	21,477	20,522	2,935
Expected credit losses	20,337	16,264	18,102	2,589
Welfare payables	5,208	6,382	8,093	1,157
Accruals and others	875	2,527	4,122	589
Unrealized profit arising from elimination of inter-company transactions	(146)	132	2,753	394
Inventory provision	1,397	1,421	1,357	194
Intangible assets	—	65	101	14

Total deferred tax assets	201,337	218,147	245,034	35,039
Less: valuation allowance	(189,418)	(198,412)	(218,223)	(31,205)

Deferred tax assets, net of valuation allowance	11,919	19,735	26,811	3,834
Non-current deferred tax liabilities
Right-of-use assets	(11,919)	(19,682)	(18,039)	(2,579)
Unrealized gain on investments accounted for using equity method and other investments	(292)	(345)	(2,095)	(300)

Total deferred tax liabilities	(12,211)	(20,027)	(20,134)	(2,879)

Deferred tax assets, net	—	—	6,969	997
Deferred tax liabilities, net	(292)	(292)	(292)	(42)

Movement of valuation allowance is as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Valuation allowance
Balance at the beginning of the years	149,646	189,418	198,412	28,372
Additions	39,853	21,550	31,526	4,508
Tax loss utilized	(81)	(12,556)	(11,715)	(1,675)

Balance at the end of the years	189,418	198,412	218,223	31,205

For the years ended December 31, 2024 and 2025, with the growth of its business performance, some subsidiaries of the Group are generating profits and utilizing tax losses brought forward from prior years.
As of December 31, 2023, 2024 and 2025, the Group had deductible tax losses of RMB976,068, RMB1,034,638 and RMB1,154,646 (US$165,112) derived from entities in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTE in 2018 and thereafter. The tax losses of entities in the PRC began to expire from December 31, 2026 to 2035 if not utilized.
As of December 31, 2023, 2024 and 2025, the Group had deductible tax losses of RMB31,890, RMB32,893 and RMB29,463

(US$4,213) derived from entities in Hong Kong that will not expire if not utilized.
Unrecognized Tax Benefit
As of December 31, 2024 and 2025, the Group had unrecognized tax benefit of RMB5,480 and RMB5,480

(US$784), respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017 and under-reported statutory profits before tax. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. The unrecognized tax benefits of RMB5,480

(US$784), if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the years	(5,480)	(5,480)	(5,480)	(784)

Balance at the end of the years	(5,480)	(5,480)	(5,480)	(784)

The Group did not record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2023, 2024 and 2025. No accumulated interest expenses and penalties were recorded in unrecognized tax benefit as of December 31, 2023, 2024 and 2025, respectively.
The material jurisdictions in which the Group is subject to potential examination is China. In general, the PRC tax authorities have up to five years to review a company’s tax filings. As of December 31, 2025, the tax years ended December 31, 2020 through year ended as of the reporting dates for WFOE, the VIEs remain open to examination by the PRC tax authorities.